REVENUE RECOGNITION	12 Months Ended
Sep. 27, 2019
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION	REVENUE RECOGNITION
The Company adopted ASC 606 on September 29, 2018, using the modified retrospective method for all contracts not completed as of the date of adoption. The reported results for fiscal year 2019 reflect the application of ASC 606 guidance while the reported results for fiscal year 2018 were prepared under the guidance of ASC 605, “Revenue Recognition.” The primary impacts of the adoption include: (1) recording a separate contract liability and contract asset related to the sale of X-ray tubes that were sold with an option for the customer to require the Company to repurchase specific parts of the X‑ray tube at a specific price; and (2) recording a liability related to the deferral of revenue for service type warranties that are provided to certain customers who purchase Linatron® X-ray accelerators.
The Company has made the following accounting policy elections and elected to use certain practical expedients, as permitted by the FASB, in applying ASC 606: (1) the Company accounts for amounts collected from customers for sales and other taxes, net of related amounts remitted to tax authorities; (2) the Company does not adjust the promised amount of consideration for the effects of a significant financing component, if, at contract inception, the Company expects the period between the time when the Company transfers a promised good or service to the customer and the time when the customer pays for that good or service will be one year or less; (3) the Company expenses costs to obtain a contract as they are incurred if the expected period of benefit, and therefore the amortization period, is one year or less; (4) the Company accounts for shipping and handling activities that occur after control transfers to the customer as a fulfillment cost rather than an additional promised service and these fulfillment costs are included as a component of cost of revenues; and (5) the Company does not assess whether promised goods or services are performance obligations if they are immaterial in the context of the contract with the customer.
Transaction price and allocation to performance obligations
Transaction prices of products or services are typically based on contracted rates. To the extent that the transaction price includes variable consideration, the Company estimates the amount of variable consideration that should be included in the transaction price utilizing the expected value method when there is a large number of transactions with similar characteristics or the most likely amount method when there are two possible outcomes, depending on the circumstances of the transaction, to which the Company expects to be entitled. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. Estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of the Company’s anticipated performance and all information (historical, current and forecasted) that is reasonably available.
The Company allows customers to return specific parts of purchased X-ray tubes for a partial refund credit, which is identified as variable consideration. ASC 606-10-55-23 requires that for sales with a right of return, revenue is reduced for expected returns, a liability is recorded for expected returns, and an asset is recorded for the right to recover products from customers on settling the liability. The Company recognizes a reduction to revenue and cost of sales at the time of sale and a corresponding contract liability and contract asset. The Company records this estimate based on the historical volume of product returns and adjusts the estimate on a quarterly basis based on the current quarter sales and current quarter returns.
If a contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price based on the estimated relative standalone selling prices of the promised products or services underlying each performance obligation. The Company determines standalone selling prices based on the price at which the performance obligation is sold separately.
The beginning net cumulative-effect adjustment to the balance sheet for the adoption of ASC 606 is as follows:

	Balance at	Adjustment Due to	Balance at
(In millions)	September 28, 2018	ASC 606	September 29, 2018
Assets:
Prepaid expenses and other current assets	$17.1	$6.4	$23.5
Other assets	16.5	18.0	34.5
Liabilities and Equity:
Deferred revenues	13.2	0.3	13.5
Accrued liabilities	47.5	7.1	54.6
Deferred tax liabilities	23.2	(0.8)	22.4
Other long-term liabilities	8.5	21.3	29.8
Retained earnings	62.4	(3.5)	58.9

The following tables compare the reported consolidated balance sheet and statement of operations for fiscal year ended September 27, 2019, to the amounts that would have been reported if ASC 605 had been in effect:

	September 27, 2019
(In millions)	Balance without Adoption	As Reported
Assets:
Prepaid expenses and other current assets	$13.1	$19.3
Other assets	$10.0	$27.5
Liabilities and equity:
Deferred revenues	$9.9	$10.5
Accrued liabilities	$68.8	$75.7
Deferred tax liabilities	$9.1	$8.2
Other long-term liabilities	$12.1	$32.5
Retained earnings	$77.7	$74.4

	Twelve Months Ended September 27, 2019
(In millions)	Balance without Adoption	As Reported
Revenues	781.2	780.6
Cost of revenues	524.7	523.9
Taxes on earnings	5.7	5.7
Net earnings attributable to Varex	15.3	15.5

Contracts and performance obligations
The Company accounts for a contract with a customer when there is an approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of the consideration is probable. The Company's performance obligations consist mainly of transferring control of products and services identified in the contracts or purchase orders. For each contract, the Company considers the obligation to transfer products and services to the customer, which are distinct, to be performance obligations.
Revenue recognition
Revenue is recognized when, or as, obligations under the terms of a contract are satisfied, which occurs when control of the promised products or services is transferred to customers. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring products or services to a customer.
Product revenue is recognized when the customer obtains control of the Company’s product, which occurs at a point in time, and may be upon shipment or upon delivery based on the contractual shipping terms of a contract.
Service revenue is recognized over time as the services are rendered to the customer based on the extent of progress towards completion of the performance obligation. The Company recognizes service revenue over the term of the service contract. Services are expected to be transferred to the customer throughout the term of the contract and the Company believes recognizing revenue ratably over the term of the contract best depicts the transfer of value to the customer.
Disaggregation of Revenue
Revenue is disaggregated from contracts between geography and by reportable operating segment, which the Company believes best depicts how the nature, amount, timing, and uncertainty of revenues and cash flows are affected by economic factors. Refer to Note 15. Segment Information, included in this report, for the disaggregation of the Company’s revenue based on reportable operating segments and disaggregated by geographic region.
Contract Balances
Contract assets are included within the prepaid expenses and other current assets, and other assets balances. Contract liabilities, which also includes refund obligations are included within the accrued liabilities, deferred revenues, and other long-term liabilities balances. The following table summarizes the changes in the contract assets and refund liabilities for the twelve months ended September 27, 2019:

(In millions)	Contact Assets
Balance at September 29, 2018	$24.4
Costs recovered from product returns during the period	(6.4)
Contract asset from shipments of products, subject to return during the period	5.7
Balance at September 27, 2019	$23.7

(In millions)	Refund Liabilities
Balance at September 29, 2018	$27.1
Recognition of revenue included in beginning of year refund liability	(7.0)
Additions to refund liabilities	6.3
Balance at September 27, 2019	$26.4

Remaining Performance Obligations
Remaining performance obligations represent the transaction price of firm orders for which revenue has not yet been recognized. As of September 27, 2019, total remaining performance obligations amounted to $265.2 million. The Company expects to recognize a majority of the remaining performance obligations over the next 12 months.
Costs to Obtain or Fulfill a Customer Contract
The Company has certain costs to obtain and fulfill a customer contract, such as commissions and shipping costs. The Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one year or less. Incremental costs of obtaining contracts that would be recognized over greater than one year are not material. The Company accounts for shipping and handling activities related to contracts with customers as costs to fulfill the promise to transfer the associated products. These costs are included as a component of cost of revenues.